Recent Accounting Pronouncements	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
New Accounting Pronouncement Or Change In Accounting Principle Retrospective Adjustments Abstract
Recent Accounting Pronouncements
(11)	Recent Accounting Pronouncements

ASU 2017-08: The Financial Accounting Standards Board (“FASB”) issued ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities.

The ASU shortens the amortization period for premiums on purchased callable debt securities to the earliest call date (i.e., yield-to-earliest call amortization), rather than amortizing over the full contractual term, but does not change the accounting for securities held at a discount.

The ASU applies to callable debt securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. If a security may be prepaid based upon prepayments of the underlying loans, not because the issuer exercised a date specific call option, it is excluded from the scope of the new standard. However, for instruments with contingent call features, once the contingency is resolved and the security is callable at a fixed price and preset date, the security is within the scope of the amendments. Further, it applies to all premiums on callable debt securities, regardless of how they were generated.

The ASU requires companies to reset the effective yield using the payment terms of the debt security if the call option is not exercised on the earliest call date. If the security has additional future call dates, any excess of the amortized cost basis over the amount repayable by the issuer at the next call date should be amortized to the next call date.

It is effective for public business entities for fiscal years beginning after December 15, 2018, including interim periods within those years. For all other entities, the amendments are effective for annual periods beginning after December 15, 2019, and interim periods within annual periods beginning after December 15, 2020. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period.

Mid Penn has early adopted this standard, and the financial statements as of and for the three month and six month periods ended June 30, 2017, reflect the impact of premium amortization on callable debt securities to the earliest call date.    The adoption of this ASU did not have a material impact on Mid Penn’s consolidated financial statements.

ASU 2017-07: The FASB issued ASU 2017-07, Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost.

The ASU requires that an employer disaggregate the service cost component from the other components of net benefit cost. Service cost must be presented in the same line item(s) as other employee compensation costs. These costs are generally included within income from continuing operations, but in some cases may be eligible for capitalization, if certain criteria are met. All other components of net benefit cost must be presented in the income statement separately from the service cost component and outside a subtotal of income from operations, if one is presented. These generally include interest cost, actual return on plan assets, amortization of prior service cost included in accumulated other comprehensive income, and gains or losses from changes in the value of the projected benefit obligation or plan assets. If a separate line item is used to present the other components of net benefit cost, it must be appropriately described. If a separate line item is not used, an entity must disclose the line item(s) in the income statement that includes the other components of net benefit cost. The ASU clarifies that these costs are not eligible for capitalization.

The amendments are effective for public business entities for fiscal years beginning after December 15, 2017, including interim periods within those years. For other entities, the amendments are effective for annual periods beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. Early adoption is permitted as of the beginning of an annual period.

As disclosed in Note 7, Defined Benefit Plans, Mid Penn does disclose the service cost component of net benefit cost, but the related amounts are not material. Accordingly, when this ASU is implemented as required, the impact to reported salaries and employee benefits expense for interim and annual periods is expected to be immaterial.

ASU 2017-05: The FASB issued ASU 2017-05, Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets.

The ASU was issued to clarify the scope of Subtopic 610-20 and to add guidance for partial sales of nonfinancial assets, including partial sales of real estate. Historically, U.S. GAAP contained several different accounting models to evaluate whether the transfer of certain assets qualified for sale treatment. Moving forward, the new standard reduces the number of potential accounting models that might apply and clarifies which model does apply in various circumstances. Specifically, it clarifies the scope of Subtopic 610-20 by defining the term “in substance nonfinancial asset”. If substantially all of the fair value of the assets (recognized and unrecognized) promised to a counterparty in a contract is concentrated in nonfinancial assets, a financial asset in the same arrangement would still be considered part of an in substance nonfinancial asset. Also, nonfinancial assets may include nonfinancial assets contained within a legal entity that is transferred to a counterparty (e.g., through transfer of ownership interest). It clarifies also that derecognition of a business is not in scope of Subtopic 610-20, but rather, is governed by Topic 810.

In addition, the ASU indicates an entity should identify each distinct nonfinancial asset (e.g., real estate and inventory) or in substance nonfinancial asset promised to a counterparty and derecognize each asset when a counterparty obtains control of it.

Finally, the ASU adds guidance on accounting for partial sales of nonfinancial assets. It requires an entity to derecognize a distinct nonfinancial asset or distinct in substance nonfinancial asset in a partial sale transaction when two criteria are met: 1) the entity does not have (or ceases to have) a controlling financial interest in the legal entity that holds the asset in accordance with Topic 810, and 2) the entity transfers control of the asset in accordance with Topic 606.

The effective date and transition requirements for the ASU are the same as the effective date and transition requirements of Topic 606, and must be applied at the same date that Topic 606 is initially applied. That is, the amendments are effective for public entities for annual reporting periods beginning after December 15, 2017, including interim periods within those periods, and for nonpublic entities for annual reporting periods beginning after December 15, 2018, and interim periods within annual reporting periods beginning after December 15, 2019. Consistent with Topic 606, early adoption is permitted but no earlier than annual reporting periods beginning after December 15, 2016 for all entities.

Mid Penn has evaluated this ASU and does not anticipate the adoption to have a material impact on its consolidated financial statements since Mid Penn typically does not engage in partial sale transactions.

ASU 2017-04: The FASB issued ASU 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.

The amendments in this ASU are required for public business entities and other entities that have goodwill reported in their financial statements and have not elected the private company alternative for the subsequent measurement of goodwill. To simplify the subsequent measurement of goodwill, the Update eliminates Step 2 from the goodwill impairment test. An entity should now perform its annual or interim goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. Additionally, an entity should consider income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment loss, if applicable.

The ASU eliminates the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment, and if it fails that qualitative test, to perform Step 2 of the goodwill impairment test. Therefore, the same impairment assessment applies to all reporting units. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary.

An entity should apply the amendments in this Update on a prospective basis. A public business entity should adopt the amendments in this Update for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017.

Mid Penn plans to early adopt this ASU for its annual goodwill impairment test at the end of 2017 by comparing its fair value to its carrying value. The adoption of this ASU is not expected to have a material impact on Mid Penn’s consolidated financial statements.

ASU 2016-15: The FASB issued ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments.

The ASU clarifies how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The amendments are intended to reduce diversity in practice.

•	Cash payments for debt prepayment or extinguishment costs will be classified in financing activities.

•	Upon settlement of zero-coupon bonds and bonds with insignificant cash coupons, the portion of the payment attributable to imputed interest will be classified as an operating activity, while the portion of the payment attributable to principal will be classified as a financing activity.

•	Cash paid by an acquirer that isn’t soon after a business combination for the settlement of a contingent consideration liability will be separated between financing activities and operating activities. Cash payments up to the amount of the contingent consideration liability recognized at the acquisition date will be classified in financing activities; any excess will be classified in operating activities. Cash paid soon after the business combination will be classified in investing activities.

•	Cash proceeds received from the settlement of insurance claims will be classified on the basis of the related insurance coverage (that is, the nature of the loss). Cash proceeds from lump-sum settlements will be classified based on the nature of each loss included in the settlement.

•	Cash proceeds received from the settlement of corporate-owned life insurance (“COLI”) and BOLI policies will be classified as cash inflows from investing activities. Cash payments for premiums on COLI and BOLI may be classified as cash outflows for investing, operating, or a combination of both.

•	A transferor’s beneficial interest obtained in a securitization of financial assets will be disclosed as a noncash activity, and cash received from beneficial interests will be classified in investing activities.

•	Distributions received from equity method investees will be classified using either a cumulative earnings approach or a look- through approach as an accounting policy election.

The ASU contains additional guidance clarifying when an entity should separate cash receipts and cash payments and classify them into more than one class of cash flows (including when reasonable judgment is required to estimate and allocate cash flows) versus when an entity should classify the aggregate amount into one class of cash flows on the basis of predominance.

The amendments are effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. For all other entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. An entity that elects early adoption must adopt all of the amendments in the same period.

Mid Penn is currently evaluating this ASU, particularly related to cash payments for debt prepayment costs and cash proceeds received from the settlement of BOLI policies as these areas might affect Mid Penn in the future. This ASU, however, is not expected to have a material impact on Mid Penn’s operating results and consolidated financial statements because the guidance only affects the classification within the statement of cash flows.

ASU 2016-13: The FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.

The ASU requires credit losses on most financial assets measured at amortized cost and certain other instruments to be measured using an expected credit loss model (referred to as the current expected credit loss (“CECL”) model). Under this model, entities will estimate credit losses over the entire contractual term of the instrument (considering estimated prepayments, but not expected extensions or modifications unless reasonable expectation of a troubled debt restructuring exists) from the date of initial recognition of that instrument.

The ASU also replaces the current accounting model for purchased credit impaired loans and debt securities. The allowance for purchased financial assets with a more-than insignificant amount of credit deterioration since origination (“PCD assets”) should be determined in a similar manner to other financial assets measured on an amortized cost basis. However, upon initial recognition, the allowance is added to the purchase price (“gross up approach”) to determine the initial amortized cost basis. The subsequent accounting for PCD financial assets is the same expected loss model described above.

Further, the ASU made certain targeted amendments to the existing impairment model for available-for-sale debt securities. For an AFS debt security for which there is neither the intent nor a more-likely-than-not requirement to sell, an entity will record credit losses as an allowance rather than a write-down of the amortized cost basis. Certain incremental disclosures are required.

The Update has tiered effective dates, with early adoption permitted for all entities as of the fiscal year beginning after December 15, 2018. For public business entities that are SEC filers, the amendments are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. For all other public business entities, the amendments are effective for fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. For all other entities, including not-for-profit entities and employee benefit plans within the scope of Topics 960 through 965 on plan accounting, the amendments are effective for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021.

Mid Penn is currently evaluating the details of this ASU and the impact the guidance will have on Mid Penn’s consolidated financial statements. Mid Penn expects that it is possible that the ASU will result in an increase in the allowance for credit losses resulting from the change to expected losses for the estimated life of the financial asset, including an allowance for debt securities. The amount of the increase in the allowance for credit losses resulting from the new guidance will be impacted by the portfolio composition and asset quality at the adoption date, as well as economic conditions and forecasts at the time of adoption.

ASU 2016-09: The FASB issued ASU 2016-09, Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting.

The ASU introduces targeted amendments intended to simplify the accounting for stock compensation. Specifically, the ASU requires all excess tax benefits and tax deficiencies (including tax benefits of dividends on share-based payment awards) to be recognized as income tax expense or benefit in the income statement. The tax effects of exercised or vested awards should be treated as discrete items in the reporting period in which they occur. An entity also should recognize excess tax benefits, and assess the need for a valuation allowance, regardless of whether the benefit reduces taxes payable in the current period. That is, off balance sheet accounting for net operating losses stemming from excess tax benefits would no longer be required and instead such net operating losses would be recognized when they arise. Existing net operating losses that are currently tracked off balance sheet would be recognized, net of a valuation allowance if required, through an adjustment to opening retained earnings in the period of adoption. Entities will no longer need to maintain and track an “APIC pool.” The ASU also requires excess tax benefits to be classified along with other income tax cash flows as an operating activity in the statement of cash flows.

In addition, the ASU elevates the statutory tax withholding threshold to qualify for equity classification up to the maximum statutory tax rates in the applicable jurisdiction(s). The ASU also clarifies that cash paid by an employer when directly withholding shares for tax withholding purposes should be classified as a financing activity. The ASU provides an optional accounting policy election (with limited exceptions), to be applied on an entity-wide basis, to either estimate the number of awards that are expected to vest (consistent with existing U.S. GAAP) or account for forfeitures when they occur.

The amendments are effective for public business entities for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Early adoption is permitted.

As disclosed in Note 9, Common Stock, Mid Penn currently provides share-based stock compensation to employees and directors of the Company and the Bank selected by the Compensation Committee of the Board of Directors, to advance the best interest of Mid Penn and its shareholders. Mid Penn adopted this ASU in the first quarter of 2017 and the adoption had no material impact on Mid Penn’s consolidated financial statements.

ASU 2016-02: The FASB issued ASU 2016-02, Leases.

The new leases standard applies a right-of-use (“ROU”) model that requires a lessee to record, for all leases with a lease term of more than 12 months, an asset representing its right to use the underlying asset and a liability to make lease payments. For leases with a term of 12 months or less, a practical expedient is available whereby a lessee may elect, by class of underlying asset, not to recognize an ROU asset or lease liability. At inception, lessees must classify all leases as either finance or operating based on five criteria. Balance sheet recognition of finance and operating leases is similar, but the pattern of expense recognition in the income statement, as well as the effect on the statement of cash flows, differs depending on the lease classification.

The new leases standard requires a lessor to classify leases as either sales-type, direct financing or operating, similar to existing U.S. GAAP. Classification depends on the same five criteria used by lessees plus certain additional factors. The subsequent accounting treatment for all three lease types is substantially equivalent to existing U.S. GAAP for sales-type leases, direct financing leases, and operating leases. However, the new standard updates certain aspects of the lessor accounting model to align it with the new lessee accounting model, as well as with the new revenue standard under Topic 606.

Lessees and lessors are required to provide certain qualitative and quantitative disclosures to enable users of financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. The new leases standard addresses other considerations including identification of a lease, separating lease and non-lease components of a contract, sale and leaseback transactions, modifications, combining contracts, reassessment of the lease term, and remeasurement of lease payments. It also contains comprehensive implementation guidance with practical examples.

The amendments are effective for public business entities for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. Specific transition requirements apply.

Mid Penn occupies certain offices under non-cancelable operating lease agreements, which currently are not reflected in its consolidated statement of condition. Mid Penn expects to recognize lease liabilities and ROU assets associated with these lease agreements as required by the ASU; however, the extent of the prospective impact on Mid Penn’s consolidated financial statements and the materiality will be dependent upon the extent and type of lease arrangements involving Mid Penn at the time of the adoption of this standard.

ASU 2016-01: The FASB issued ASU 2016-01, Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities.

This ASU requires equity investments to be measured at fair value with changes in fair value recognized in net income, excluding equity investments that are consolidated or accounted for under the equity method of accounting. The ASU allows equity investments without readily determinable fair values to be measured at cost minus impairment, with a qualitative assessment required to identify impairment. The ASU also requires public companies to use exit prices to measure the fair value of financial instruments, eliminates the disclosure requirements related to measurement assumptions for the fair value of instruments measured at amortized cost, and requires separate presentation of financial assets and liabilities based on form and measurement category. In addition, for liabilities measured at fair value under the fair value option, the changes in fair value due to changes in instrument-specific credit risk should be recognized in OCI.

This ASU is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years.

As of June 30, 2017, Mid Penn held $1,171,000 of equity investments (excluding restricted investments in bank stocks). Mid Penn does not expect to make significant increases in the volume of its equity investments; therefore, the adoption of this ASU is not expected to be material to Mid Penn’s consolidated financial statements.

ASU 2014-09: The FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606).

The amendments in this Update establish a comprehensive revenue recognition standard for virtually all industries under U.S. GAAP, including those that previously followed industry-specific guidance such as the real estate, construction and software industries. The revenue standard’s core principle is built on the contract between a vendor and a customer for the provision of goods and services. It attempts to depict the exchange of rights and obligations between the parties in the pattern of revenue recognition based on the consideration to which the vendor is entitled. To accomplish this objective, the standard requires five basic steps: (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

In August 2015, the FASB issued ASU 2015-14, Revenue from contracts with Customers (Topic 606): Deferral of the Effective Date. This ASU defers the effective date of ASU 2014-09 for all entities by one year.

In March 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net), as an amendment to ASU 2014-09 to improve Topic 606, by reducing: (i) the potential for diversity in practice arising from inconsistent and application of the principal versus agent guidance, and (ii) the cost and complexity of applying Topic 606 both at transition and on an ongoing basis.

In April 2016, the FASB issued ASU 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing, as an amendment to ASU 2014-09 to improve Topic 606, by reducing: (i) the potential for diversity in practice at initial applications, and (ii) the cost and complexity of applying Topic 606 both at transition and on an ongoing basis.

In May 2016, the FASB issued ASU 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients. The amendments in this ASU do not change the core principles of Topic 606. These amendments affect only the narrow aspects of Topic 606: (i) Collectability Criterion, (ii) Presentation of Sales Taxes and Other Similar Taxes Collected from Customers, (iii) Noncash Consideration, (iv) Contract Modifications at Transition, and (v) Completed Contracts at Transition.

ASU 2014-09, including transition requirements for all amendments, is effective for interim and annual reporting periods in fiscal years beginning after December 15, 2017. Early adoption is permitted as of the original effective date for interim and annual reporting periods in fiscal years beginning after December 15, 2016.

Mid Penn’s implementation efforts include the identification of revenue within the scope of the guidance, particularly in regards to assessing collectability. Mid Penn’s review is ongoing, and it will continue to evaluate any prospective impact as additional guidance is issued and as its internal assessment progresses.

(24)	Recent Accounting Pronouncements

ASU 2017-04: The Financial Accounting Standards Board (“FASB”) issued ASU 2017-04; Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment

The amendments in this ASU are required for public business entities and other entities that have goodwill reported in their financial statements and have not elected the private company alternative for the subsequent measurement of goodwill. To simplify the subsequent measurement of goodwill, the Update eliminates Step 2 from the goodwill impairment test. An entity should now perform its annual or interim goodwill impairment test by comparing the fair value of a reporting unit with it carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unity. Additionally, an entity should consider income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment loss, if applicable.

The ASU eliminates the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment, and if it fails that qualitative test, to perform Step 2 of the goodwill impairment test. Therefore, the same impairment assessment applies to all reporting units. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary.

An entity should apply the amendments in this Update on a prospective basis. A public business entity should adopt the amendments in this Update for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017.

Mid Penn elected to early adopt this ASU as it currently complies by comparing its fair value to its carrying value. The adoption of this ASU did not have a material impact on Mid Penn’s consolidated financial statements.

ASU 2016-15: The FASB issued ASU 2016-15; Classification of Certain Cash Receipts and Cash Payments

The ASU clarifies how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The amendments are intended to reduce diversity in practice.

•	Cash payments for debt prepayment or extinguishment costs will be classified in financing activities.

•	Upon settlement of zero-coupon bonds and bonds with insignificant cash coupons, the portion of the payment attributable to imputed interest will be classified as an operating activity, while the portion of the payment attributable to principal will be classified as a financing activity.

•	Cash paid by an acquirer that isn’t soon after a business combination for the settlement of a contingent consideration liability will be separated between financing activities and operating activities. Cash payments up to the amount of the contingent consideration liability recognized at the acquisition date will be classified in financing activities; any excess will be classified in operating activities. Cash paid soon after the business combination will be classified in investing activities.

•	Cash proceeds received from the settlement of insurance claims will be classified on the basis of the related insurance coverage (that is, the nature of the loss). Cash proceeds from lump-sum settlements will be classified based on the nature of each loss included in the settlement.

•	Cash proceeds received from the settlement of corporate-owned life insurance (“COLI”) and BOLI policies will be classified as cash inflows from investing activities. Cash payments for premiums on COLI and BOLI may be classified as cash outflows for investing, operating, or a combination of both.

•	A transferor’s beneficial interest obtained in a securitization of financial assets will be disclosed as a noncash activity, and cash received from beneficial interests will be classified in investing activities.

•	Distributions received from equity method investees will be classified using either a cumulative earnings approach or a look- through approach as an accounting policy election.

The ASU contains additional guidance clarifying when an entity should separate cash receipts and cash payments and classify them into more than one class of cash flows (including when reasonable judgment is required to estimate and allocate cash flows) versus when an entity should classify the aggregate amount into one class of cash flows on the basis of predominance.

The amendments are effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. For all other entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. An entity that elects early adoption must adopt all of the amendments in the same period.

Mid Penn is currently evaluating this ASU, particularly related to cash payments for debt prepayment costs and cash proceeds received from the settlement of BOLI policies as these areas might affect Mid Penn in the future. This ASU, however, is not expected to have a material impact on Mid Penn’s consolidated financial statements because the guidance only affects the classification within the statement of cash flows,

ASU 2016-13: The FASB issued ASU 2016-13; Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments

The ASU requires credit losses on most financial assets measured at amortized cost and certain other instruments to be measured using an expected credit loss model (referred to as the current expected credit loss (“CECL”) model). Under this model, entities will estimate credit losses over the entire contractual term of the instrument (considering estimated prepayments, but not expected extensions or modifications unless reasonable expectation of a troubled debt restructuring exists) from the date of initial recognition of that instrument.

The ASU also replaces the current accounting model for purchased credit impaired loans and debt securities. The allowance for purchased financial assets with a more-than insignificant amount of credit deterioration since origination (“PCD assets”), should be determined in a similar manner to other financial assets measured on an amortized cost basis. However, upon initial recognition, the allowance is added to the purchase price (“gross up approach”) to determine the initial amortized cost basis. The subsequent accounting for PCD financial assets is the same expected loss model described above.

Further, the ASU made certain targeted amendments to the existing impairment model for available-for-sale debt securities. For an AFS debt security for which there is neither the intent nor a more-likely-than-not requirement to sell, an entity will record credit losses as an allowance rather than a write-down of the amortized cost basis. Certain incremental disclosures are required.

The Update has tiered effective dates, with early adoption permitted for all entities as of the fiscal year beginning after December 15, 2018. For public business entities that are SEC filers, the amendments are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. For all other public business entities, the amendments are effective for fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. For all other entities, including not-for-profit entities and employee benefit plans within the scope of Topics 960 through 965 on plan accounting, the amendments are effective for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021.

Mid Penn is currently evaluating the details of this ASU and the impact the guidance will have on Mid Penn’s consolidated financial statements. Mid Penn expects that it is possible that the ASU will result in an increase in the allowance for credit losses resulting from the change to expected losses for the estimated life of the financial asset, including an allowance for debt securities. The amount of the increase in the allowance for credit losses resulting from the new guidance will be impacted by the portfolio composition and asset quality at the adoption date, as well as economic conditions and forecasts at the time of adoption.

ASU 2016-09: The FASB issued ASU 2016-09, Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting.

The ASU introduces targeted amendments intended to simplify the accounting for stock compensation. Specifically, the ASU requires all excess tax benefits and tax deficiencies (including tax benefits of dividends on share-based payment awards) to be recognized as income tax expense or benefit in the income statement. The tax effects of exercised or vested awards should be treated as discrete items in the reporting period in which they occur. An entity also should recognize excess tax benefits, and assess the need for a valuation allowance, regardless of whether the benefit reduces taxes payable in the current period. That is, off balance sheet accounting for net operating losses stemming from excess tax benefits would no longer be required and instead such net operating losses would be recognized when they arise. Existing net operating losses that are currently tracked off balance sheet would be recognized, net of a valuation allowance if required, through an adjustment to opening retained earnings in the period of adoption. Entities will no longer need to maintain and track an “APIC pool.” The ASU also requires excess tax benefits to be classified along with other income tax cash flows as an operating activity in the statement of cash flows.

In addition, the ASU elevates the statutory tax withholding threshold to qualify for equity classification up to the maximum statutory tax rates in the applicable jurisdiction(s). The ASU also clarifies that cash paid by an employer when directly withholding shares for tax withholding purposes should be classified as a financing activity. The ASU provides an optional accounting policy election (with limited exceptions), to be applied on an entity-wide basis, to either estimate the number of awards that are expected to vest (consistent with existing U.S. GAAP) or account for forfeitures when they occur.

The amendments are effective for public business entities for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Early adoption is permitted.

Mid Penn currently provides share-based stock compensation to members of its Senior Management team who have a responsibility for its growth as disclosed in Note 21. Mid Penn expects the adoption of this ASU to have no material impact on its consolidated financial statements as the current.

ASU 2016-07: The FASB issued ASU 2016-07, Investments-Equity Method and Joint Ventures (Topic 323): Simplifying the Transition to the Equity Method of Accounting.

The ASU requires an investor to initially apply the equity method of accounting from the date it qualifies for that method, i.e., the date the investor obtains significant influence over the operating and financial policies of an investee. It also eliminates the previous requirement to retroactively adjust the investment and record a cumulative catch up for the periods that the investment had been held, but did not qualify for the equity method of accounting.

The amendments are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. The amendments should be applied prospectively upon their effective date to increases in the level of ownership interest or degree of influence that result in the application of the equity method. Early adoption is permitted.

Mid Penn currently does not have a material volume of equity method or joint venture investments; therefore, this ASU is not expected to have a material impact on its consolidated financial statements.

ASU 2016-02: The FASB issued ASU 2016-02, Leases.

The new leases standard applies a right-of-use (“ROU”) model that requires a lessee to record, for all leases with a lease term of more than 12 months, an asset representing its right to use the underlying asset and a liability to make lease payments. For leases with a term of 12 months or less, a practical expedient is available whereby a lessee may elect, by class of underlying asset, not to recognize an ROU asset or lease liability. At inception, lessees must classify all leases as either finance or operating based on five criteria. Balance sheet recognition of finance and operating leases is similar, but the pattern of expense recognition in the income statement, as well as the effect on the statement of cash flows, differs depending on the lease classification.

The new leases standard requires a lessor to classify leases as either sales-type, direct financing or operating, similar to existing U.S. GAAP. Classification depends on the same five criteria used by lessees plus certain additional factors. The subsequent accounting treatment for all three lease types is substantially equivalent to existing U.S. GAAP for sales-type leases, direct financing leases, and operating leases. However, the new standard updates certain aspects of the lessor accounting model to align it with the new lessee accounting model, as well as with the new revenue standard under Topic 606.

Lessees and lessors are required to provide certain qualitative and quantitative disclosures to enable users of financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. The new leases standard addresses other considerations including identification of a lease, separating lease and non-lease components of a contract, sale and leaseback transactions, modifications, combining contracts, reassessment of the lease term, and remeasurement of lease payments. It also contains comprehensive implementation guidance with practical examples.

The amendments are effective for public business entities for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. Specific transition requirements apply.

Mid Penn occupies certain offices under non-cancelable operating lease agreements, which currently are not reflected in its consolidated statement of condition. Mid Penn expects to recognize lease liabilities and ROU assets associated with these lease agreements; however, the extent of the impact on Mid Penn’s consolidated financial statements is currently under evaluation.

ASU 2016-01: The FASB issued ASU 2016-01, Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities.

This ASU requires equity investments to be measured at fair value with changes in fair value recognized in net income, excluding equity investments that are consolidated or accounted for under the equity method of accounting. The ASU allows equity investments without readily determinable fair values to be measured at cost minus impairment, with a qualitative assessment required to identify impairment. The ASU also requires public companies to use exit prices to measure the fair value of financial instruments, eliminates the disclosure requirements related to measurement assumptions for the fair value of instruments measured at amortized cost, and requires separate presentation of financials assets and liabilities based on form and measurement category. In addition, for liabilities measured a fair value under the fair value option, the changes in fair value due to changes in instrument-specific credit risk should be recognized in OCI.

This ASU is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years.

As of December 31, 2016, Mid Penn held $2,156,000 of equity investments (excluding restricted investments in bank stocks). Mid Penn does not expect to make significant increases in the volume of its equity investments; therefore, the adoption of this ASU is not expected to be material to Mid Penn’s consolidated financial statements.

ASU 2015-16: The FASB issued ASU 2015-16, Business Combination (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments).

The ASU requires adjustments to provisional amounts that are identified during the measurement period to be recognized in the reporting period in which the adjustment amounts are determined. This includes any effect on earnings of changes in depreciation, amortization, or other income effects as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date.

In addition, the amendments in the proposed ASU would require an entity to disclose (either on the face of the income statement or in the notes) the nature and amount of measurement-period adjustments recognized in the current period, including separately the amounts in current-period income statement line items that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date.

The amendments are effective for public business entities for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. Early adoption is permitted. The amendments in this ASU should be applied prospectively to measurement-period adjustments that occur after the effective date of this ASU.

Mid Penn early adopted this guidance in 2015. The adoption of this guidance was not material to the consolidated financial statements. See Note 4 “Mergers and Acquisitions” regarding business combinations.

ASU 2014-09: The FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606).

The amendments in this Update establish a comprehensive revenue recognition standard for virtually all industries under U.S. GAAP, including those that previously followed industry-specific guidance such as the real estate, construction and software industries. The revenue standard’s core principle is built on the contract between a vendor and a customer for the provision of goods and services. It attempts to depict the exchange of rights and obligations between the parties in the pattern of revenue recognition based on the consideration to which the vendor is entitled. To accomplish this objective, the standard requires five basic steps: (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

In August 2015, the FASB issued ASU 2015-14, Revenue from contracts with Customers (Topic 606): Deferral of the Effective Date. This ASU defers the effective date of ASU 2014-09 for all entities by one year.

In March 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net), as an amendment to ASU 2014-09 to improve Topic 606, by reducing: (i) the potential for diversity in practice arising from inconsistent and application of the principal versus agent guidance, and (ii) the cost and complexity of applying Topic 606 both at transition and on an ongoing basis.

In April 2016, the FASB issued ASU 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing, as an amendment to ASU 2014-09 to improve Topic 606, by reducing: (i) the potential for diversity in practice at initial applications, and (ii) the cost and complexity of applying Topic 606 both at transition and on an ongoing basis.

In May 2016, the FASB issued ASU 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients. The amendments in this ASU do not change the core principles of Topic 606. These amendments affect only the narrow aspects of Topic 606: (i) Collectability Criterion, (ii) Presentation of Sales Taxes and Other Similar Taxes Collected from Customers, (iii) Noncash Consideration, (iv) Contract Modifications at Transition, and (v) Completed Contracts at Transition.

ASU 2014-09, including transition requirements for all amendments, is effective for interim and annual reporting periods in fiscal years beginning after December 15, 2017. Early adoption is permitted as of the original effective date for interim and annual reporting periods in fiscal years beginning after December 15, 2016.

Mid Penn’s implementation efforts include the identification of revenue within the scope of the guidance, particularly in regards to assessing collectability. Mid Penn’s review is ongoing, and it will continue to evaluate any impact as additional guidance is issued and as its internal assessment progresses.

ASU 2015-03: The FASB issued ASU 2015-03, Interest—Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs.

The ASU requires that debt issuance costs be reported in the balance sheet as a direct deduction from the face amount of the related liability, consistent with the presentation of debt discounts. Prior to the amendments, debt issuance costs were presented as a deferred charge (i.e., an asset) on the balance sheet. The ASU provides examples illustrating the balance sheet presentation of notes net of their related discounts and debt issuance costs. Further, the amendments require the amortization of debt issuance costs to be reported as interest expense. Similarly, debt issuance costs and any discount or premium are considered in the aggregate when determining the effective interest rate on the debt.

The amendments are effective for public business entities for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. The amendments are effective for all other entities for fiscal years beginning after December 15, 2015, and interim periods within fiscal years beginning after December 15, 2016. The amendments must be applied retrospectively. All entities have the option of adopting the new requirements as of an earlier date for financial statements that have not been previously issued.

Mid Penn adopted this ASU in March of 2016. The adoption of this guidance had no material impact on Mid Penn’s consolidated financial statements.